Reconciliation of the Financial Statements to the Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 to be filed by October 15, 2026 (amounts in thousands):

	As of December 31,
	2025	2024
Net assets available for benefits per the financial statements	$3,921,643	$3,535,656
Amounts allocated to withdrawing participants	(2,286)	(465)
Net assets available for benefits per the Form 5500	$3,919,357	$3,535,191

The following is a reconciliation of benefits paid to participants per the financial statements to the Form 5500 to be filed by October 15, 2026 (amounts in thousands):

	Year ended December 31,
	2025	2024
Benefits paid to participants per the financial statements	$269,961	$262,888
Amounts allocated to withdrawing participants at December 31, 2025 and 2024	2,286	465
Amounts allocated to withdrawing participants at December 31, 2024 and 2023	(465)	(178)
Benefits paid to participants per the Form 5500	$271,782	$263,175